Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Profit (loss) for the year	$ 95,274	$ 216,743	$ (11,168)
Adjustments for:
Depreciation	9,110	7,436	6,096
Amortization	18,012	19,809	21,150
Impairment of intangible assets		22	150
Impairment provision for non-financial assets		10,047
Intangible assets written off	1,481	982
Gain on discontinuation of equity accounted investments			(2,017)
Net gain on de-recognition of property, plant and equipment	(61)	(132)	(177)
Gain on lease modification	(20)	(12)	(100)
Net finance costs (income)	3,935	(27,672)	35,758
Share of (profit) loss of equity-accounted investees	64	(52)	(10)
Share based payment	36,018	36,963	35,643
Income tax (benefit) expense	20,616	(123,805)	(976)
Operating cash flows before changes in following assets and liabilities	184,429	140,329	84,349
Changes in:
Inventories	(145)	(195)	(6)
Trade and other receivables and contract assets	(52,424)	(25,112)	(37,675)
Other assets	427	(42,455)	(51,035)
Trade and other payables and contract liabilities	51,183	42,524	42,675
Employee benefits	2,272	1,705	879
Other liabilities	5,092	18,608	(2,767)
Cash generated from operating activities	190,834	135,404	36,420
Income tax paid, net	(5,548)	(9,664)	(4,207)
Net cash generated from operating activities	185,286	125,740	32,213
Cash flows from investing activities
Interest received	24,747	21,935	8,184
Acquisition of property, plant and equipment (refer note (a) below)	(4,473)	(5,904)	(7,489)
Acquisition of intangible assets	(7,289)	(6,920)	(9,412)
Proceeds from sale of property, plant and equipment	437	389	410
Redemption of term deposits	403,195	345,903	308,308
Investment in term deposits	(379,211)	(423,612)	(251,681)
Acquisition of subsidiary / business, net of cash acquired (refer note 7 (b) - 7 (e)) (refer note (b) below)	(10,394)	(6,476)	(1,457)
Loan given to equity-accounted investee received back (refer note 37)	24	24
Acquisition of other securities measured at FVTPL	(73)	(11)	(87)
Income tax paid on term deposits	(519)	(918)	(148)
Net cash generated from (used in) investing activities	26,444	(75,590)	46,628
Cash flows from financing activities
Repurchase of treasury shares (refer note 26)	(21,722)
Acquisition of non-controlling interest (refer note 7(a))		(7,427)	(5,035)
Settlement of share based arrangement (refer note 33 (d) (i))	(122)
Proceeds from issuance of shares on exercise of share based awards	7,009	5,995	2,200
Proceeds from bank loans (refer note 28)	0	2,114	2,168
Repayment of bank loans (refer note 28)	(1,455)	(1,009)	(749)
Payment of principal portion of lease liabilities (refer note 28)	(3,763)	(3,105)	(2,415)
Interest paid, including finance and other charges (refer note 16 and 28)	(2,838)	(2,804)	(2,376)
Net cash used in financing activities	(22,891)	(6,236)	(6,207)
Net increase in cash and cash equivalents	188,839	43,914	72,634
Cash and cash equivalents at beginning of the year	327,065	284,018	213,283
Effect of exchange rate fluctuations on cash held	(7,542)	(867)	(1,899)
Cash and cash equivalents at end of the year (refer note 22)	508,362	$ 327,065	$ 284,018
Supplementary information: non-cash transactions
(a) Property, plant and equipment acquired through secured bank loans (refer note 28)	2,435
(b) Transfer of right to receive collection from trade receivables used to settle purchase consideration (refer note 7 (e))	$ 803